Marketable Securities – InterCure Ltd - Schedule of Changes in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Marketable Securities [Abstract]
Fair value opening balance	$ 605	$ 1,627	$ 3,158
Changes in fair value during the year	167	(1,022)	(1,531)
Fair value closing balance	$ 772	$ 605	$ 1,627